16. Segment reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment reporting

Note 15 – Segment reporting

The Company consists of two types of operations. Focus Universal, Inc. and Perfecular Inc. (“Focus”) involve wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company specializeing in high performance and easy to use audio/gideo, home theater, lighting control, automation, and integration. The table below discloses income statement information by segment.

	Nine months ended September 30, 2020
	Focus	AVX	Total

Revenue	$667,443	$600,450	$1,267,893
Revenue - related party	21,267	–	21,267
Total revenue	688,710	600,450	1,289,160

Cost of Revenue	492,533	543,067	1,035,600

Gross Profit	196,177	57,383	253,560

Operating Expenses:
Selling	8,936	8,760	17,696
Compensation - officers	102,000	–	102,000
Research and development	194,232	–	194,232
Professional fees	1,066,525	4,844	1,071,369
General and administrative	729,186	244,939	974,125
Total Operating Expenses	2,100,879	258,543	2,359,422

Loss from Operations	(1,904,702)	(201,160)	(2,105,862)

Other Income (Expense):
Interest income (expense), net	(994)	(849)	(1,843)
Interest (expense) – related party	(81)	–	(81)
Other income	113,706	5,747	119,453
Total other income (expense)	112,631	4,898	117,729

Loss before income taxes	(1,792,071)	(196,262)	(1,988,333)

Tax expense	–	–	–

Net Loss	$(1,792,071)	$(196,262)	$(1,988,333)

Note 16 – Segment reporting

The Company consists of two types of operations. Focus Universal, Inc. and Perfecular Inc. (“Focus”) involves wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company, specializes in high performance and easy to use Audio/Video, Home Theater, Lighting Control, Automation and Integration. The table below discloses income statement information by segment.

	Year ended December 31, 2019
	Focus	AVX	Total

Revenue	$628,953	$817,233	$1,446,186
Revenue - related party	14,184	–	14,184
Total revenue	643,137	817,233	1,460,370

Cost of Revenue	461,076	881,063	1,342,139

Gross Profit	182,061	(63,830)	118,231

Operation Expenses:
Selling	23,907	22,717	46,624
Compensation - officers	150,154	–	150,154
Research and development	255,232	–	255,232
Professional fees	1,370,262	6,733	1,376,995
General and administrative	835,999	277,202	1,113,201
Goodwill impairment	458,490	–	458,490
Intangible assets impairment	47,975	–	47,975
Total Operating Expenses	3,142,019	306,652	3,448,671

Loss from Operations	(2,959,958)	(370,482)	(3,330,440)

Other Income (Expense)
Interest income (expense), net	2,273	(16)	2,257
Interest (expense) – related party	(1,750)	–	(1,750)
Other income	154,390	–	154,390
Total other income (expense)	154,913	(16)	154,897

Loss before income taxes	(2,805,045)	(370,498)	(3,175,543)

Tax expense	–	–	–

Net Loss	$(2,805,045)	$(370,498)	$(3,175,543)